LOAN PAYABLES (Details Narrative)	1 Months Ended						3 Months Ended			12 Months Ended
	Jul. 31, 2021 USD ($)	Jul. 31, 2021 CNY (¥)	May 31, 2021 USD ($) $ / shares shares	May 31, 2021 CNY (¥) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 30, 2021 USD ($)	Dec. 30, 2021 CNY (¥)	Jan. 31, 2021	Dec. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	May 31, 2020 USD ($)	May 31, 2020 CNY (¥)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 CNY (¥)
Short-Term Debt [Line Items]
Interest rate					18.00%	18.00%															18.00%	18.00%
Accrued interest expenses										$ 55,830		$ 18,380
Principal amount										$ 58,929				¥ 374,500
Debt maturity date										Dec. 31, 2022	Dec. 31, 2022
Gain on disposal of equipment										$ 16,832		(1,727)
President and CEO [Member]
Short-Term Debt [Line Items]
Interest rate										100.00%				100.00%
Accrued interest expenses							$ 2,651		$ 2,757	$ 10,168		4,752
Principal amount																					$ 55,830	¥ 364,500
Shares issued for private placement, shares | shares										1,000,000	1,000,000
Share Price | $ / shares										$ 0.10
Former Director [Member]
Short-Term Debt [Line Items]
Accrued interest expenses										$ 55,830		18,380
Loan Agreemnet Six [Member] | Prresident and Chief Executive Officer [Member] | Smarten Co [Member]
Short-Term Debt [Line Items]
Ownership percentage																					100.00%	100.00%
Loan Agreemnet Five [Member]
Short-Term Debt [Line Items]
Gain on disposal of equipment										16,832
Loan Agreemnet Five [Member] | Lender [Member]
Short-Term Debt [Line Items]
Gain on disposal of equipment	$ 31,471	¥ 200,000
Smarten Co [Member]
Short-Term Debt [Line Items]
Accrued interest expenses							6,455		4,822	22,375		13,052
Smarten Co [Member] | Loan Payable [Member]
Short-Term Debt [Line Items]
Loans payable			$ 154,612	¥ 1,000,000
Shares issued for private placement, shares | shares			1,546,120	1,546,120
Share Price | $ / shares			$ 0.10
Smarten Co [Member] | Loan Agreemnet One [Member]
Short-Term Debt [Line Items]
Unsecured loans															$ 23,603	¥ 150,000									$ 45,951	¥ 300,000
Interest rate	18.00%	18.00%													18.00%	18.00%	18.00%				18.00%	18.00%			18.00%	18.00%
Interest expense							2,950	¥ 18,750	1,719	8,368	¥ 54,000	$ 8,041
Smarten Co [Member] | Loan Agreemnet Two [Member]
Short-Term Debt [Line Items]
Unsecured loans																									$ 45,951	¥ 300,000
Interest rate																									20.00%	20.00%
Smarten Co [Member] | Loan Agreemnet Three [Member]
Short-Term Debt [Line Items]
Unsecured loans																							$ 30,634	¥ 200,000
Interest rate																							20.00%	20.00%
Smarten Co [Member] | Loan Agreemnet Four [Member]
Short-Term Debt [Line Items]
Unsecured loans																			$ 15,317	¥ 100,000
Interest rate																			20.00%	20.00%
Smarten Co [Member] | Three Loan Agreement [Member]
Short-Term Debt [Line Items]
Interest rate												20.00%						20.00%
Accrued interest expenses												$ 12,674						¥ 687,486
Principal amount												105,302						¥ 687,486
Smarten Co [Member] | Loan Agreemnet Six [Member] | President And Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Interest rate																					18.00%	18.00%
Accrued interest expenses							$ 2,651		$ 2,757
Principal amount										$ 58,929				¥ 374,500							$ 55,830	¥ 364,500
Debt maturity date										Dec. 31, 2022	Dec. 31, 2022
Smarten Co [Member] | Loan Agreemnet Six [Member] | Prresident and Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Interest rate																					18.00%	18.00%
Accrued interest expenses										$ 10,168		4,752
Principal amount										58,929				¥ 374,500							$ 55,830	¥ 364,500
Smarten Co [Member] | Loan Agreemnet Seven [Member] | Former Director [Member]
Short-Term Debt [Line Items]
Interest rate					18.00%	18.00%
Accrued interest expenses										$ 55,830		18,380
Cash consideration					$ 287,280	¥ 2,000,000
Smarten Co [Member] | Loan Agreemnet Five [Member] | Previous Employee [Member]
Short-Term Debt [Line Items]
Interest rate										18.00%				18.00%							18.00%	18.00%
Interest expense										$ 7,997		$ 4,250
Principal amount										$ 26,370				¥ 170,000							$ 56,673	¥ 370,000